INCOME TAX	12 Months Ended
Mar. 31, 2021
Major components of tax expense (income) [abstract]
INCOME TAX
19.	INCOME TAX

(a) Income tax expense

The significant components of income tax expense recognized in the statements of income are as follows:

	Year ended March 31,
Income tax expense	2021	2020
Current	$10,942	$5,613
Deferred	2,052	3,296
	$12,994	$8,909

The reconciliation of the Canadian statutory income tax rates to the effective tax rate is as follows:

	Years ended March, 31
	2021	2020
Canadian statutory tax rate	27.00%	27.00%
Income before income taxes	$73,503	$54,112
Income tax expense computed at Canadian statutory rates	19,846	14,610
Foreign tax rates different from statutory rate	(7,172)	(2,255)
Permanent items	2,567	760
Withholding taxes	1,191	2,782
Change in unrecognized deferred tax assets	(3,438)	(6,988)
Income tax expense	$12,994	$8,909

(b) Deferred income tax

The continuity of deferred income tax assets (liabilities) is summarized as follows:

	Years ended March, 31
	2021	2020
Net deferred income tax liabilities, beginning of the year	$(35,758)	$(34,334)
Deferred income tax expense recognized in net income for the year	(2,052)	(3,296)
Foreign exchange impact	(2,982)	1,872
Net deferred income tax liabilities, end of the year	$(40,792)	$(35,758)

The significant components of the Company’s deferred income tax are as follows:

	March 31, 2021	March 31, 2020
Deferred income tax assets
Plant and equipment	$1,706	$1,001
Environmental rehabilitation	1,716	1,948
Other deductible temporary difference	655	519
Total deferred income tax assets	4,077	3,468
Deferred income tax liabilities
Plant and equipment	(1,488)	(1,258)
Mineral rights and properties	(43,105)	(37,601)
Unrealized gain on investments	-	(65)
Other taxable temporary difference	(276)	(302)
Total deferred income tax liabilities	(44,869)	(39,226)
Net deferred income tax liabilities	$(40,792)	$(35,758)

Deferred tax assets are recognized to the extent that the realization of the related tax benefit through future taxable profits is probable. The ability to realize the tax benefits is dependent upon numerous factors, including the future profitability of operations in the jurisdictions in which the tax benefits arose. Deductible temporary differences and unused tax losses for which no deferred tax assets have been recognized are attributable to the following:

	March 31, 2021	March 31, 2020
Non-capital loss carry forward	$62,764	$63,355
Plant and equipment	10,813	14,460
Mineral rights and properties	1,972	5,072
Other deductible temporary difference	21,669	11,819
	$97,218	$94,706

As at March 31, 2021, the Company has the following net operating losses, expiring in various years to 2041 and available to offset future taxable income in Canada and China, respectively.

	Canada	China	Total
2022	$-	$1,494	$1,494
2023	-	1,070	1,070
2024	-	1,279	1,279
2025	-	873	873
2030	1,911	-	1,911
2031	6,777	-	6,777
2032	9,830	-	9,830
2033	10,117	-	10,117
2034	7,951	-	7,951
2035	7,220	-	7,220
2036	54	-	54
2037	581	-	581
2038	2,539	-	2,539
2039	4,689	-	4,689
2040	2,142	-	2,142
2041	4,225	-	4,225
2042	12	-	12
	$58,048	$4,716	$62,764

As at March 31, 2021, temporary differences of $143,568 (March 31, 2020 - $173,020) associated with the investments in subsidiaries have not been recognized as the Company is able to control the timing of the reversal of these differences which are not expected to reverse in the foreseeable future.